Cover	Mar. 15, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 15, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41002
Entity Registrant Name	Tevogen Bio Holdings Inc.
Entity Central Index Key	0001860871
Entity Tax Identification Number	85-1284695
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 Independence Boulevard
Entity Address, Address Line Two	Suite #410
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	(877)
Local Phone Number	838-6436
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TVGN
Security Exchange Name	NASDAQ
Warrants, each exercisable for one share of Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	TVGNW
Security Exchange Name	NASDAQ